Related Party Transactions (Details) (USD $)	12 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Aug. 29, 2014	Nov. 24, 2014	Dec. 31, 2013
Related Party Transactions (Textuals)
Majority of common shares owned by Dr. Benjamin Warner	46.20%			76.00%
Timothy Tyson [Member]
Related Party Transactions (Textuals)
Annual base salary under agreement	$ 120,000
Options granted	66,000
Exercise price	$ 5.00
Stock options vesting period	24 months
Mr. Altman [Member]
Related Party Transactions (Textuals)
Severance pay		325,000
Share based payment award description		Options exercisable for 12,500 shares of common stock shall be exercisable at any time prior to the seven year anniversary of the date of grant and the remainder shall be exercisable for 90 days after August 29, 2014.
Number of option exercisable		12,500
Mr. Richard Cunningham [Member]
Related Party Transactions (Textuals)
Annual base salary under agreement			300,000
Options granted			250,000
Exercise price			$ 3.50
Share based payment award description			(i) Fifty Thousand (50,000) shares shall vest on the one year anniversary of the effective date of the Employment Agreement; (ii) One Hundred and Fifty Thousand (150,000) shares shall vest monthly on a pro rata basis commencing on the last day of months thirteen (13) through forty eight (48) of the term of the Employment Agreement; and (iii) Fifty Thousand (50,000) shares shall vest on the four (4) year anniversary of the effective date of the Employment Agreement.
Term of employment agreement			4 years
Minimum bonus			$ 100,000